Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share Capital [Member]	Equity Settled Share-Based Compensation Reserve [Member]	Foreign Currency Translation Reserve [Member]	Investment Revaluation Reserve [Member]	Share Purchase Warrants [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 452,132	$ 58,926	$ 36,233	$ (2)	$ 7,664	$ (406,106)	$ 148,847
Balance, shares at Dec. 31, 2016	270,869,561
Shares issued pursuant to bought deal financing, net of transaction costs	$ 45,887						45,887
Shares issued pursuant to bought deal financing, net of transaction costs, shares	20,240,000
Shares issued on exercise of options per option plan	$ 1,756						1,756
Shares issued on exercise of options per option plan, shares	1,277,200
Shares issued on exercise of options not under option plan	$ 47						47
Shares issued on exercise of options not under option plan, shares	118,800
Shares issued upon exercise of warrants	$ 9,817						9,817
Shares issued upon exercise of warrants, shares	15,710,201
Shares issued pursuant to restricted share unit plan	$ 49	(49)
Shares issued pursuant to restricted share unit plan, shares	22,094
Cash settlement of tax on issue of equity-settled restricted share units		(30)					(30)
Cash settlement of equity-settled restricted share units		(1,098)					(1,098)
Fair value allocated to shares issued on options exercised per plan	822	(822)
Fair value allocated to shares issued on options exercised not under option plan	44				(44)
Fair value and costs transferred to share capital on exercise of warrants	2,750				(2,750)
Fair value transferred to reserve on expiry of warrants		38			(38)
Share-based compensation		5,439					5,439
Net loss						(64,865)	(64,865)
Other comprehensive (loss) income net of tax			(8,299)				8,299
Total comprehensive (loss) income							(73,164)
Balance at Dec. 31, 2017	$ 513,304	62,404	27,934	(2)	4,832	(470,971)	137,501
Balance, shares at Dec. 31, 2017	308,237,856
Balance at Dec. 29, 2017	$ 513,304	62,404	27,934	(2)	4,832	(470,971)	137,501
Balance, shares at Dec. 29, 2017	308,237,856
Effect of change in accounting policy for IFRS 9				(15)		15
Balance at Jan. 02, 2018	$ 513,304	62,404	27,934	(17)	4,832	(470,956)	137,501
Balance, shares at Jan. 02, 2018	308,237,856
Balance at Dec. 31, 2017	$ 513,304	62,404	27,934	(2)	4,832	(470,971)	137,501
Balance, shares at Dec. 31, 2017	308,237,856
Cash settlement of equity-settled restricted share units
Net loss							(15,957)
Other comprehensive (loss) income net of tax							(10,752)
Total comprehensive (loss) income							(5,205)
Balance at Dec. 31, 2018	$ 517,327	66,938	38,686	(17)	12,189	(486,913)	148,210
Balance, shares at Dec. 31, 2018	313,417,856
Balance at Jan. 02, 2018	$ 513,304	62,404	27,934	(17)	4,832	(470,956)	137,501
Balance, shares at Jan. 02, 2018	308,237,856
Shares issued on exercise of options per option plan	$ 408						408
Shares issued on exercise of options per option plan, shares	800,499
Shares issued upon exercise of warrants	$ 2,248						2,248
Shares issued upon exercise of warrants, shares	3,944,759
Shares issued pursuant to restricted share unit plan	$ 322						322
Shares issued pursuant to restricted share unit plan, shares	434,742
Cash settlement of tax on issue of equity-settled restricted share units		(7)					(7)
Fair value allocated to shares issued on options exercised per plan	210	(210)
Fair value and costs transferred to share capital on exercise of warrants	835				(835)
Share-based compensation		4,751					4,751
Special warrants issued net of transaction costs					8,192		8,192
Net loss						(15,957)	(15,957)
Other comprehensive (loss) income net of tax			10,752				10,752
Total comprehensive (loss) income							(5,205)
Balance at Dec. 31, 2018	$ 517,327	$ 66,938	$ 38,686	$ (17)	$ 12,189	$ (486,913)	$ 148,210
Balance, shares at Dec. 31, 2018	313,417,856